UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Sector Representation (% of Total Net Assets)

Sector Breakdown	% of TNA
Consumer Discretionary	13.4%
Consumer Staples	0.6%
Energy	2.4%
Financials	7.0%
Health Care	10.8%
Industrials	2.9%
Information Technology	21.4%
Materials	2.3%
Telecommunication Services	2.2%
Exchange-Traded Funds	1.1%
Purchased Put Options	0.8%
Short-Term Investments	35.4%
Total Investments	100.3%

Number
of Shares		Value
	Common Stocks - 64.1%
	Consumer Discretionary - 13.4%
700	Amazon.com, Inc.*+	$82,523
2,600	Chipotle Mexican Grill, Inc.*+	384,540
3,800	DirecTV - Class A*	141,208
1,800	Lululemon Athletica, Inc.*+	74,664
2,000	priceline.com, Inc.*+	448,800
2,400	Target Corp.+	123,168
		1,254,903

	Consumer Staples - 0.6%
1,800	Green Mountain Coffee Roasters, Inc.*+	55,422

	Energy - 2.4%
3,700	Suncor Energy, Inc.+	121,915
2,300	Transocean Ltd.*	106,283
		228,198

	Financials - 7.0%
3,600	Affiliated Managers Group, Inc.*+	254,988
21,000	Bank of America Corp.+	294,840
700	BlackRock, Inc.+	110,243
		660,071

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value
	Health Care - 10.8%
6,200	Allergan, Inc.+	$378,572
4,800	Celgene Corp.*+	264,720
3,800	Express Scripts, Inc.*+	171,684
600	Intuitive Surgical, Inc.*+	197,022
		1,011,998
	Industrials - 2.9%
2,200	Precision Castparts Corp.+	268,818

	Information Technology - 21.4%
4,600	Alliance Data Systems Corp.*+	264,408
1,800	Apple, Inc.*+	463,050
5,800	Broadcom Corp. - Class A+	208,974
3,000	Cognizant Technology Solutions Corp. - Class A*+	163,680
700	Google, Inc. - Class A*+	339,395
13,000	Marvell Technology Group Ltd.*	193,960
1,000	NetApp, Inc.*	42,300
4,500	Visa, Inc. - Class A+	330,075
		2,005,842

	Materials - 2.3%
3,000	Freeport-McMoRan Copper & Gold, Inc.+	214,620

	Telecommunication Services - 2.2%
2,200	Millicom International Cellular S.A.- ADR+	205,084

	Exchange Traded Funds - 1.1%
3,000	United States Oil Fund L.P.+	106,020

	Total Common Stocks	6,010,976
	(Cost $6,531,825)

Number of
Contracts
	Purchased Put Options - 0.8%
7	Amazon.com, Inc., Exercise Price: $140,
	Expiration Date: 1/22/2011	$19,600
15	Freeport-McMoran, Exercise Price: $70,
	Expiration Date: 1/22/2011	11,700
10	Priceline.Com., Exercise Price: $250,
	Expiration Date: 1/22/2011	42,800
	Total Purchased Put Options	74,100
	(Cost $71,214)

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value
	Short Term Investmetnts - 35.4%
3,316,950	Federated Government Obligations Fund, 0.06% +‡	3,316,950
	Total Short-Term Investments	3,316,950
	(Cost $3,316,950)

	Total Investments - 100.3%	9,402,026
	(Cost $9,919,989)
	Liabilities in Excess of Other Assets - (0.3%)	(32,381)
	Total Net Assets - 100.0%	$9,369,645

ADR - American Depository Receipt

* Non-income producing security
+ All or a portion of this security is held as cover for open written option contracts.  Security positions with a value of $6,582,447 have been segregated in connection with open written option contracts.

‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

The Fund had the following written option contracts open at July 31, 2010:

	Expiration Date	Number of Contracts	Value
Written Option Contracts
Call Options
Allergan, Inc., Exercise Price $65	8/21/2010	(16)	$(1,920)
Alliance Data Systems , Exercise Price $85	9/18/2010	(46)	-
Amazon.Com Inc, Exercise Price $110	8/21/2010	(7)	(6,440)
Apple Inc, Exercise Price $260	10/16/2010	(7)	(10,045)
Bank of America Corp., Exercise Price $20	8/21/2010	(210)	(210)
Broadcom Corp. - Class A, Exercise Price $40	8/21/2010	(58)	(406)
Chipotle Mexican Grill, Inc., Exercise Price $150	1/22/2011	(13)	(18,200)
Chipotle Mexican Grill, Inc., Exercise Price $170	1/22/2011	(13)	(7,150)
Express Scripts, Inc., Exercise Price $50	8/21/2010	(38)	(380)
Green Mtn Coffee, Exercise Price $31	8/21/2010	(18)	(1,764)
Intuitive Surgical, Inc., Exercise Price $350	10/16/2010	(6)	(6,600)
Millicom International Cellular S.A., Exercise Price $95.40	10/16/2010	(11)	(5,060)
Millicom International Cellular S.A., Exercise Price $100.40	10/16/2010	(11)	(2,420)
Precision Castparts, Exercise Price $120	9/18/2010	(22)	(13,420)
Precision Castparts, Exercise Price $120	12/18/2010	(8)	(8,480)
Priceline.Com, Inc., Exercise Price $240	8/21/2010	(20)	(11,800)
Suncor Energy, Inc., - Exercise Price $33	9/18/2010	(37)	(5,624)
Target Corp., Exercise Price $50	8/21/2010	(24)	(5,112)
Total Call Options (Premiums Received $128,027)		(565)	(105,031)

Put Options
Affiliated Managers Group, Inc., Exercise Price $70	9/18/2010	(18)	(5,940)
Alliance Data Systems Corp., Exercise Price $55	9/18/2010	(27)	(5,805)
Amazon.com, Inc., Exercise Price: $125	1/22/2011	(14)	(22,106)
Apple, Inc., Exercise Price $260	10/16/2010	(7)	(11,270)
BlackRock, Inc., Exercise Price $170	10/16/2010	(6)	(9,060)
Celgene Corp., Exercise Price $50	1/22/2011	(24)	(7,200)
Cognizant Technology Solutions Corp. - Class A, Exercise Price $45	10/16/2010	(33)	(1,980)
Costco Wholesale, Exercise Price $52.50	10/16/2010	(20)	(1,920)
CSX Corp., Exercise Price $49	8/21/2010	(30)	(1,260)
Express Scripts, Inc., Exercise Price $45	8/21/2010	(34)	(4,420)
Exterran Holdings, Inc., Exercise Price $22.50	8/21/2010	(65)	(650)
Freeport-McMoran, Exercise Price $60	1/22/2011	(30)	(12,150)
Gilead Sciences, Inc., Exercise Price $35	1/22/2011	(20)	(7,600)
Gilead Sciences, Inc., Exercise Price $37	1/22/2011	(35)	(17,675)
Google, Inc. - Class A, Exercise Price $460	1/22/2011	(4)	(11,120)
Green Mountain Coffee Roasters, Inc., Exercise Price $25	9/18/2010	(18)	(576)
ITT Corp., Exercise Price $45	10/16/2010	(35)	(6,475)
Lululemon Athletica, Exercise Price $30	9/18/2010	(30)	(900)
Precision Castparts, Exercise Price $120	12/18/2010	(8)	(6,560)
Priceline.Com Inc., Exercise Price $200	1/22/2011	(20)	(36,000)
Target Corp., Exercise Price $45	1/22/2011	(33)	(6,303)
Teva Pharmaceutical Industries Ltd., Exercise Price $55	9/18/2010	(20)	(15,200)
United States Oil, Exercise Price $30	10/16/2010	(45)	(2,295)
Visa, Inc. - Class A, Exercise Price $80	1/22/2011	(20)	(20,700)
Total Put Options (Premiums Received $230,807)		(596)	(215,165)

Total Written Option Contracts
(Premiums Received $358,834)		(1,161)	$(320,196)

See accompanying Notes to Schedule of Investments.

PEAK6 Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2010
(Unaudited)

Note 1 – Organization
PEAK6 Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on March 31, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

PEAK6 Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2010
(Unaudited) – Continued

Note 3 – Federal Income Taxes

At July 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$9,923,608

Gross unrealized appreciation	156,305
Gross unrealized depreciation	(677,887)
Net unrealized depreciation	$(521,582)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

PEAK6 Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS– July 31, 2010
(Unaudited) – Continued

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at value
Common Stock[1]	$6,010,976	-	-	$6,010,976
Purchased Option Contracts	74,100	-	-	74,100
Short-Term Investments	3,316,950	-	-	3,316,950
Total Assets	$9,402,026	-	-	$9,402,026

Liabilities Table
Other Financial Instruments
Written Option Contracts	$(320,196)	-	-	$(320,196)
Total Liabilities	$(320,196)	-	-	$(320,196)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	September 28, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	September 28, 2010

* Print the name and title of each signing officer under his or her signature.